Revenues (Details) - Schedule of Contract Liabilities from Contracts with Customers - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Contract Liabilities From Contracts With Customers [Abstract]
Contract liabilities, current	$ 183,938	$ 195,725
Contract liabilities, non-current	$ 42,369	$ 47,098